Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 4 - Premises and Equipment

Premises and equipment at December 31, 2018 and 2017 are summarized as follows:

	2018	2017
	(In Thousands)
Premises	$5,003	$4,946
Furniture and equipment	3,357	3,356

	8,360	8,302
Accumulated depreciation and amortization	(5,629)	(5,238)

	$2,731	$3,064

At December 31, 2018, the Company was obligated under non-cancelable operating leases for existing branches in Penfield, Irondequoit, Webster, and Perinton, New York and for five mortgage-origination offices in Watertown, Pittsford, Greece, Lewiston, and Buffalo, New York. Rent expense under leases totaled $457,000 during 2018 and $448,000 during 2017. Future minimum rental payments under these leases for the next five years and thereafter are as follows (in thousands):

Years ending December 31,
2019	$451
2020	396
2021	375
2022	307
2023	241
Thereafter	1,385
Total	$3,155